Discontinued Operations (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Impairment charge			$ (1,515,000)	$ (1,224,671)
Deferred tax asset			6,683	7,474
Operating activities discontinued operations	$ (53,000)	$ 818,355	533,133	(215,879)
Investing activities discontinued operations			10,423	$ 1,932,000
Revision of Prior Period, Adjustment [Member]
Impairment charge			$ 1,224,671